Recent Developments	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [Abstract]
Recent Developments

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On 20 February 2018, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 70 South African cents (assuming an exchange rate of ZAR11.66/$, the gross dividend payable per ADS is equivalent to 6 US cents).

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On 28 February 2018, the conditions precedent were fulfilled on the sale of Moab Khotsong and Kopanang Mines and the transactions were completed, with ownership of Moab Khotsong and Kopanang Mines transferring to Harmony and Heaven-Sent, respectively.